Subsequent Events (Details Narrative) - Subsequent Event - USD ($)	Aug. 08, 2023	Aug. 31, 2023
Sale an aggregate shares of common stock	89,183
Gross proceeds	$ 150,000
Share price (per share)		$ 0.24